LEASES (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Monthly lease payment	$ 8,000
Warehousing and office space [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, option to extend		The lease includes an option to extend the lease term for the entire space for a period of five years at the end of the current lease term.
Retail space In Miami [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, option to extend		The lease includes an option to extend the lease term for the entire space for a period of five years at the end of the current lease term.
Pompano Beach, FL [Member]
Lessee, Lease, Description [Line Items]
Leases, monthly amount		$ 20,000
Fort Lauderdale, FL [Member]
Lessee, Lease, Description [Line Items]
Leases, monthly amount		$ 8,000
TruHC Pharma GmbH [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, option to extend	The lease includes an option to extend the lease term for the entire space for a period of 5 years at the end of the current lease term.	The lease includes an option to extend the lease term for the entire space for a period of 5 years at the end of the current lease term.